UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08614

The Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Paul, Hastings, Janofsky & Walker, LLP
515 South Flower Street
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2008

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - June 30, 2008 (Unaudited)

COMMON STOCKS: 99.3%	Shares	Value

Bermuda: 2.0%
Tyco Electronics Ltd.	490,372	$17,565,125

Brazil: 1.9%
Centrais Electricas Brasileiras S.A., ADR	534,830	9,934,467
Contax Participacoes S.A., ADR	115,700	159,666
Tele Norte Leste Participacoes S.A., ADR	115,700	2,882,087
Telecomunicacoes Brasileiras S.A., ADR	115,700	2,309,372
Telemig Celular Participacoes S.A., ADR(1)	3,524	209,678
TIM Participacoes S.A., ADR(1)	10,714	304,599
Vivo Participacoes S.A., ADR(1)*	74,350	472,866
		16,272,735
Canada: 0.6%
Nortel Networks Corp.(1)*	687,230	5,649,031

France: 12.0%
Alcatel-Lucent S.A.(1)	3,031,400	18,425,874
Carrefour S.A.(1)	235,876	13,356,756
Credit Agricole S.A.(1)	321,100	6,563,153
Credit Agricole S.A.(1)**	107,033	2,187,711
France Telecom S.A.(1)	669,630	19,729,053
Natixis(1)	620,800	6,891,891
Renault S.A.	119,300	9,787,589
Sanofi-Aventis S.A.(1)	412,935	27,590,037
		104,532,064
Germany: 6.0%
Deutsche Post AG	225,100	5,884,115
Deutsche Telekom AG	2,109,400	34,545,369
Hypo Real Estate Holding AG(1)	74,575	2,099,705
Infineon Technologies AG*	944,900	8,228,270
Infineon Technologies AG**	143,800	1,252,223
		52,009,682
Italy: 4.7%
Intesa Sanpaolo SpA	1,915,050	10,939,188
Telecom Italia SpA(1)	5,396,374	10,877,011
Telecom Italia Savings Shares SpA	9,083,350	14,732,648
Unipol Gruppo Finanziario SpA	2,506,800	4,839,580
		41,388,427
Japan: 32.3%
Aiful Corp.(1)	537,500	6,225,869
Akita Bank Ltd.	327,000	1,478,105
Astellas Pharma, Inc.	125,500	5,318,297
Chuo Mitsui Trust Holdings, Inc.	1,040,000	6,189,660
Dai Nippon Printing Co. Ltd.	426,000	6,278,275
Daiichi Sankyo Co. Ltd.	227,602	6,269,290
Fuji Film Holdings Corp.	170,200	5,850,174
Hitachi Ltd.	2,470,800	17,823,079
Millea Holdings, Inc.	382,300	14,904,624
Mitsubishi UFJ Financial Group, Inc.	2,471,000	21,896,704
Mitsui Sumitomo Insurance Co. Ltd.*	627,599	21,631,155
Mizuho Financial Group, Inc.	4,530	21,159,055
NEC Corp.(1)	1,668,000	8,733,478
Nippon Telegraph & Telephone Corp.	6,828	33,435,917
Ono Pharmaceutical Co. Ltd.	161,600	8,902,533
Rohm Co. Ltd.	171,400	9,862,077
San-In Godo Bank Ltd.	116,000	1,013,730
Seven & I Holding Co. Ltd.	640,100	18,264,460

	Shares	Value
Sony Corp.	223,800	9,779,000
Sumitomo Mitsui Financial Group, Inc.(1)	2,914	21,925,662
Taisho Pharmaceutical Co. Ltd.	504,000	9,345,287
Takeda Pharmaceutical Co. Ltd.	123,800	6,295,508
Takefuji Corp.(1)	385,870	5,367,078
TDK Corp.	147,400	8,828,176
The 77 Bank Ltd.	246,000	1,545,174
Yamaguchi Financial Group Inc.	260,300	3,603,362
		281,925,729

Mexico: 1.8%
Telefonos de Mexico S.A. - Class L, ADR(1)	397,680	9,417,062
Telmex International S.A. - Class L, ADR(1)*	397,680	6,402,648
		15,819,710

Netherlands: 9.7%
Aegon N.V.	1,252,378	16,591,432
Akzo Nobel N.V.	155,700	10,704,586
Koninklijke Ahold N.V.*	1,382,552	18,592,462
SNS Reaal	176,335	3,423,727
STMicroelectronics N.V.(1)	1,236,900	12,876,543
Unilever N.V.	526,704	14,954,087
Wolters Kluwer N.V.	331,791	7,753,469
		84,896,306
New Zealand: 0.5%
Telecom Corp. of New Zealand Ltd.(1)	1,514,361	4,113,358

Portugal: 1.8%
Portugal Telecom SGPS, S.A.(1)	1,347,517	15,299,142

South Korea: 3.0%
Korea Electric Power Corp., ADR	553,200	8,037,996
KT Corp., ADR	350,100	7,464,132
SK Telecom Co., Ltd., ADR	495,300	10,287,381
		25,789,509
Spain: 0.9%
Telefonica S.A.	301,801	8,022,148

Switzerland: 4.7%
Novartis AG	235,700	12,993,066
Swisscom AG	40,600	13,557,869
Swiss Reinsurance	218,200	14,551,656
		41,102,591
United Kingdom: 17.4%
AstraZeneca Plc	693,255	29,560,936
Barclays Plc	1,769,700	10,269,372
British Sky Broadcasting Group Plc*	802,600	7,541,311
GlaxoSmithKline Plc	1,276,608	28,285,146
HSBC Holdings Plc	939,308	14,505,593
ITV Plc	8,228,300	7,321,892
J Sainsbury Plc	1,642,500	10,405,896
Kingfisher Plc	3,294,300	7,364,590
Marks & Spencer Group Plc	1,844,419	12,061,482
Royal Bank of Scotland Group Plc	1,821,317	7,795,244
Royal Bank of Scotland Group Plc**	59,288	253,753
Wm. Morrison Supermarkets Plc	3,170,311	16,803,401
		152,168,616
TOTAL COMMON STOCKS (cost $920,697,547)		$866,554,173

		Contracts	Value
RIGHTS: 0.0%
United Kingdom: 0.0%
Barclays Plc Rights
Expiration: July 17, 2008, Exercise Price: £2.82		379,221	$--
TOTAL RIGHTS (cost $0)			$--

		Principal
SHORT-TERM INVESTMENT: 0.4%		Amount	Value
Repurchase Agreement: 0.4%
State Street & Trust Repurchase Agreement, (Dated 6/30/2008),		$ 3,693,781	$3,693,781
due 7/1/2008, 0.90%, [Collateralized by $4,685,000, Freddie Mac,
2.81%, 05/15/36 (Market Value $3,768,612)] (proceeds $3,693,874).

TOTAL SHORT-TERM INVESTMENT (cost $3,693,781)			$3,693,781

INVESTMENT PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 11.7%

Investment Companies: 11.7%
State Street Navigator Securities Lending Prime Portfolio		$ 102,553,184	$102,553,184

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(cost $102,553,184)			$102,553,184

TOTAL INVESTMENTS IN SECURITIES (cost $1,026,944,512^): 111.4%			$972,801,138
Liabilities in excess of Other Assets: (11.4)%			(99,676,035)
NET ASSETS: 100.0%			$873,125,103

Percentages are based on Net Assets.
*	Non-income producing security.
**	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the
Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act or pursuant to another exemption from registration.) The market values of these securities total
$3,693,687, which represents 0.42% of total net assets.
ADR	American Depositary Receipt
(1)	This security or a portion of this security is out on loan at June 30, 2008.
Total loaned securities had a market value of $97,926,478 at June 30, 2008.

^ The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of Investments	$1,026,944,512
Gross unrealized appreciation			$ 89,713,960
Gross unrealized depreciation			$ (143,857,334)
	Net unrealized appreciation	$ (54,143,374)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY INDUSTRY at June 30, 2008 (Unaudited)

Industry	Percentage
Diversified Telecom Services	22.9%
Commercial Banks	22.1%
Insurance	8.3%
Pharmaceuticals	6.8%
Food & Staples Retailing	6.3%
Electronic Equipment & Instruments	5.0%
Semiconductors & Equipment	3.9%
Commercial Services & Supplies	3.9%
Communications Equipment	3.7%
Wireless Telecom Services	3.3%
Media	2.4%
Electric Utilities	2.1%
Air Freight & Logistics	1.9%
Diversified Financial Services	1.3%
Food Products	1.2%
Consumer Finance	1.1%
Multiline Retail	1.0%
Automobiles	0.7%
Specialty Retail	0.6%
Household Durables	0.4%
Computers & Peripherals	0.2%
Chemicals	0.2%
TOTAL COMMON STOCK	99.3%
SHORT-TERM INVESTMENTS (1)	12.1%
TOTAL INVESMENTS IN SECURITIES	111.4%
Liabilities in excess of Other Assets	-11.4%
NET ASSETS	100.0%

(1) Includes investments purchased with cash proceeds from securities from securities lending.

Brandes Institutional Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS - June 30, 2008 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES: 2.2%
Equipment: 2.2%
Airlines Pass Through Trust, 2.85%, 03/15/19(4)(5)	$38,871	$34,984
Airlines Pass Through Trust, 3.02%, 03/15/19(4)(5)	100,000	53,000
DVI Receivables Corp., 2.98%, 03/14/11(4)(5)	26,664	13,865
		101,849
TOTAL ASSET BACKED SECURITIES (Cost $111,398)		$101,849

CORPORATE BONDS: 47.6%
Advertising: 1.0%
Interpublic Group of Companies, Inc., 6.25%, 11/15/14(5)	$55,000	$47,575

Auto Parts & Equipment: 2.3%
American Axle & Manufacturing, Inc., 5.25%, 02/11/14(5)	65,000	45,825
Lear Corp., 5.75%, 08/01/14(5)	40,000	29,200
Visteon Corp., 7.00%, 03/10/14(5)	65,000	35,425
		110,450
Banks & Thrifts: 6.5%
Banco Santander Chile SA, 7.38%, 07/18/12	23,700	25,507
FleetBoston Financial Corp., 7.38%, 12/01/09	9,500	9,877
HSBC Capital Funding LP, 9.55%, 06/30/49(4)(5)	50,000	52,165
National City Corp., 4.90%, 01/15/15	80,000	60,846
Standard Chartered, 3.46%, 12/29/49	20,000	12,400
SunTrust Banks, Inc., 5.25%, 11/05/12	25,000	24,443
USB Cap IX, 6.19%, 04/15/49(4)(5)	50,000	38,000
Washington Mutual, Inc., 4.63%, 04/01/14(5)	115,000	83,950
		307,188
Building Materials: 1.4%
Masco Corp., 6.13%, 10/03/16(5)	35,000	31,715
USG Corp., 6.30%, 11/15/16(5)	40,000	32,200
		63,915
Cable / Media: 3.9%
Comcast Corp., 5.85%, 11/15/15(5)	40,000	39,160
Knight Ridder, Inc., 5.75%, 09/01/17(5)	100,000	65,481
The McGraw Hill Companies, Inc., 5.90%, 11/15/17(5)	15,000	14,808
Viacom, Inc., 6.25%, 04/30/16(5)	65,000	62,782
		182,231
Commercial Services: 1.1%
Quebecor World Cap Corp., 6.13%, 11/15/13(1)(5)	140,000	51,100

Computers: 1.3%
Unisys Corp., 12.50%, 01/15/16(5)	60,000	60,000

Diversified Financial Services: 12.7%
CIT Group, Inc., 6.10%, 03/15/67(4)(5)	105,000	48,275
Citigroup, Inc., 6.88%, 03/05/38	45,000	43,425
Countrywide Financial Corp., 5.80%, 06/07/12	125,000	118,226
Fifth Third Bancorp, 8.25%, 03/01/38	25,000	20,253
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	70,000	54,247
GMAC LLC, 6.88%, 09/15/11	120,000	86,229
JP Morgan Chase & Co., 7.90%, 12/31/49(4)(5)	50,000	46,882
Keycorp, 6.50%, 05/14/13	20,000	17,857
Regions Financing Trust II, 6.63%, 05/15/47(4)(5)	40,000	27,340
Residential Capital LLC, 9.63%, 05/15/15(5)(6)	120,000	58,200
SLM Corp., 5.00%, 10/01/13	90,000	77,820
		598,754
Electric Utilities: 1.7%
Nisource Financial Corp., 5.25%, 09/15/17(5)	50,000	44,344
Oncor Electric Delivery Co., 6.38%, 01/15/15(5)	30,000	29,602
Public Service Co. of New Mexico, 7.95%, 05/15/18(5)	5,000	5,144
		79,090
Electronics: 1.3%
Celestica, Inc., 7.63%, 07/01/13(5)	65,000	62,400

Food: 1.3%
Tyson Foods, Inc., 6.60%, 04/01/16(5)	65,000	59,068

Forest Products & Paper: 2.9%
Arbitibi Consolidated Co., 6.00%, 06/20/13(5)	80,000	36,000
Catalyst Paper Corp., 8.63%, 06/15/11(5)	120,000	102,000
		138,000
Healthcare-Services: 3.2%
Tenet Healthcare Corp., 9.88%, 07/01/14(5)	155,000	155,775

Home Builders: 2.7%
K Hovnanian Enterprises, Inc., 7.50%, 05/15/16(5)	45,000	29,925
Pulte Homes, Inc., 5.20%, 02/15/15(5)	90,000	73,350
Toll Brothers Financial Corp., 5.15%, 05/15/15(5)	30,000	25,980
		129,255
Insurance: 0.6%
Converium Holdings North America, Inc., 7.13%, 10/15/23	29,000	27,262

Leisure Time: 0.6%
Royal Caribbean Cruises Ltd., 7.00%, 06/15/13	30,000	26,550

Pharmaceuticals: 1.4%
Wyeth, 5.50%, 02/01/14(5)	65,000	65,526

Semiconductors: 0.1%
Magnachip Semiconductor SA, 8.00%, 12/15/14(5)	14,500	5,583

Telecommunications: 1.6%
Sprint Nextel Corp., 6.00%, 12/01/16(5)	85,000	73,100

TOTAL CORPORATE BONDS (cost $2,389,408)		$2,242,822

FEDERAL AND FEDERALLY SPONSORED CREDIT: 23.7%
Federal Home Loan Mortgage Corp.
Gold Pool, 6.50%, 4/1/38(2)	$355,000	$365,872
Gold Pool, 6.00%, 4/1/38(2)	230,000	232,300
		598,172
Federal National Mortgage Association
15 Year, 5.00%, 4/1/23(2)	275,000	271,906
30 Year, 5.50%, 4/1/38(2)	250,000	246,406
		518,312

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDIT SECURITIES (cost $1,113,859)		$1,116,484

OTHER MORTGAGE RELATED SECURITIES: 13.5%
Collateralized Mortgage Obligations: 10.1%
Banc of America Alternative Loan Trust, 5.75%, 06/25/37(5)	$54,114	$50,063
Banc of America Funding Corp., 6.09%, 09/20/46(4)(5)	59,133	57,521
Countrywide Home Loan Mortgage Pass Through Trust, 5.35%, 03/20/36(5)	41,682	32,681
First Horizon Alternative Mortgage Securities, 6.00%, 01/25/35(5)	50,433	47,344
Indymac Index Mortgage Loan Trust, 5.81%, 06/25/37(4)(5)	36,492	27,283
WaMu Mortgage Pass Through Certificates, 6.61%, 11/25/36(4)(5)	57,060	53,840
Wells Fargo Mortgage Backed Securities, 6.13%, 10/25/36(4)(5)	27,312	26,386
Wells Fargo Alternative Loan Trust, 6.25%, 11/25/37(5)	96,692	90,442
Wells Fargo Alternative Loan Trust, 6.00%, 11/25/22(5)	92,087	88,288
		473,848
Commercial Mortgages: 1.4%
JP Morgan Chase Commercial Mortgage Securities Corp., 5.43%, 12/12/43(5)	70,000	66,304

Sub-Prime Mortgages: 2.0%
JP Morgan Mortgage Acquisition Corp., 2.56%, 04/25/36(4)(5)	100,000	91,436
Park Place Securities, Inc., 5.88%, 12/25/34(4)(5)	11,166	1,750
		93,186

TOTAL OTHER MORTGAGE RELATED SECURITIES (cost $653,407)		$633,338

UNITED STATES GOVERNMENT: 5.7%
United States Treasury Bond, 6.88%, 08/15/25	$145,000	$184,875
United States Treasury Note, 4.50%, 02/15/16	80,000	84,156
		269,031

TOTAL UNITED STATES GOVERNMENT (cost $270,147)		$269,031

SHORT-TERM INVESTMENTS: 26.7%
Repurchase Agreement: 26.7%
State Street & Trust Repurchase Agreement, (Dated 6/30/2008),		$1,260,461	$1,260,461
due 7/1/2008, 0.90%, [Collateralized by $1,600,000, Freddie Mac,
2.81%, 05/15/36 (Market Value $1,287,039)] (proceeds $1,260,493).(3)

TOTAL SHORT-TERM INVESTMENTS (cost $1,260,461)			$1,260,461

TOTAL INVESTMENTS IN SECURITIES (cost $5,798,680*): 119.4%			$5,623,985
Liabilities in excess of Other Assets: (19.4)%			(911,961)
NET ASSETS: 100.0%			$4,712,024

Percentages are based on Net Assets.
(1) In default.
(2) Security purchased on a delayed delivery or when-issued basis. Rate shown is as of issue date.
(3) Security pledged as collateral for when-issue purchase commitments outstanding as of June 30, 2008.
(4) Floating rate or variable rate security. Rate shown is as June 30, 2008.
(5) Callable.
(6) Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the
Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered pursuant to another exemption from registration.) The market values of these securities total
$58,200, which represents 1.24% of total net assets.

*The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows[1]:

Cost of investments	$ 5,798,680
Gross unrealized appreciation		$ 60,962
Gross unrealized depreciation		$ (235,657)
Net unrealized depreciation	$ (174,695)

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Brandes Institutional Enhanced Income Fund
SCHEDULE OF INVESTMENTS - June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS: 27.7%
Automobiles: 1.4%
Ford Motor Co.(6)	11,130	$53,535
General Motors Corp.	3,700	42,550
		96,085
Chemicals: 0.6%
Dow Chemical Co.	1,240	43,288

Commercial Banks: 5.5%
Barclays Plc - ADR	1,930	44,680
Barclays Plc	600	3,482
HSBC Holdings Plc	4,299	66,389
Mitsubishi UFJ Financial Group, Inc.	9,900	87,729
Mizuho Financial Group, Inc.	20	93,417
Royal Bank of Scotland Group Plc	14,106	60,374
Royal Bank of Scotland Group Plc(7)	7,700	32,956
		389,027
Communications Equipment: 2.1%
Alcatel-Lucent(6)	12,410	75,432
Telefonaktiebolaget LM Ericsson	7,000	72,969
		148,401
Computers & Peripherals: 1.0%
Dell, Inc.(6)	3,300	72,204

Diversified Financial Services: 1.1%
Citigroup, Inc.	4,600	77,096

Diversified Telecom Services: 5.2%
Deutsche Telekom AG	4,800	78,609
France Telecom S.A.	2,200	64,818
Nippon Telegraph & Telephone Corp.	19	93,041
Telecom Italia SpA	43,200	87,075
Verizon Communications, Inc.	1,400	49,560
		373,103
Electric Utilities: 0.5%
Korea Electric Power Corp. - ADR	2,600	37,778

Electric Equipment & Instruments: 0.8%
Hitachi Ltd.	8,000	57,708

Health Care Equipment & Supplies: 0.8%
Boston Scientific Corp.(6)	4,410	54,199

Insurance: 1.0%
American International Group, Inc.	2,800	74,088

Pharmaceuticals: 4.9%
AstraZeneca Plc	1,800	76,753
Bristol-Myers Squibb Co.	2,700	55,431
GlaxoSmithKline Plc	3,500	77,548
Pfizer, Inc.	4,000	69,880
Sanofi-Aventis S.A.	1,000	66,814
		346,426
Software: 0.9%
Microsoft Corporation	2,300	63,273

Specialty Retail: 1.0%
The Home Depot, Inc.	2,900	67,918

Wireless Telecom Services: 0.9%
SK Telecom Co., Ltd. - ADR	2,900	60,233

TOTAL COMMON STOCKS (cost $2,425,084)		$1,960,827

	Contracts	Value
RIGHTS: 0.0%
Commercial Banks: 0.0%
Barclays Plc Rights
Expiration: July 17, 2008, Exercise Price: £2.82	128	$--
TOTAL RIGHTS (cost $0)		$--

	Principal
	Amount	Value
ASSET BACKED SECURITIES: 0.7%
Equipment: 0.7%
Airplanes Pass Through Trust, 3.02%, 03/15/19(4)(5)	$100,000	$53,000

TOTAL ASSET BACKED SECURITIES (cost $58,051)		$53,000

CORPORATE BONDS: 36.30%
Advertising: 0.7%
Interpublic Group of Companies, Inc., 6.25%, 11/15/14(5)	$60,000	$51,900

Auto Parts & Equipment: 2.3%
American Axle & Manufacturing, Inc., 5.25%, 02/11/14(5)	100,000	70,500
Lear Corp., 5.75%, 08/01/14(5)	55,000	40,150
Visteon Corp., 7.00%, 03/10/14(5)	100,000	54,500
		165,150
Banks & Thrifts: 3.8%
National City Corp., 4.90%, 01/15/15	85,000	64,649
Suntrust Banks, Inc., 5.25%, 11/05/12	35,000	34,221
USB Cap IX, 6.19%, 04/15/49(4)(5)	50,000	38,000
Washington Mutual, Inc., 4.63%, 04/01/14(5)	170,000	124,100
		260,970

Building Materials: 1.1%
Masco Corp., 6.13%, 10/03/16(5)	30,000	27,184
USG Corp., 6.30%, 11/15/16(5)	60,000	48,300
		75,484
Cable / Media: 3.3%
Comcast Corp., 5.85%, 11/15/15(5)	55,000	53,845
Knight Ridder, Inc., 5.75%, 09/01/17(5)	140,000	91,675
Viacom, Inc., 6.25%, 04/30/16(5)	85,000	82,099
		227,619
Commercial Services: 0.4%
Quebecor World Cap Corp., 6.13%, 11/15/13(1)(5)	85,000	31,025

Computers: 0.9%
Unisys Corp., 12.50%, 01/15/16(5)	65,000	65,000

Diversified Financial Services: 8.8%
CIT Group, Inc., 6.10%, 03/15/67(4)(5)	150,000	68,964
Citigroup, Inc., 6.88%, 03/05/38	50,000	48,250
Countrywide Financial Corp., 5.80%, 06/07/12	140,000	132,413
Fifth Third Bancorp, 8.25%, 03/01/38	35,000	28,354
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	100,000	77,496
GMAC LLC, 6.88%, 09/15/11	125,000	89,821
JP Morgan Chase & Co., 7.90%, 12/31/49(4)(5)	50,000	46,882
SLM Corp., 5.00%, 10/01/13	95,000	82,143
Keycorp, 6.5%, 05/14/13	25,000	22,321
Regions Financing Trust II, 6.63%, 05/15/47(4)(5)	40,000	27,340
		623,984
Electric Utilities: 1.8%
Nisource Financial Corp., 5.25%, 09/15/17(5)	100,000	88,687
Oncor Electric Delivery Co., 6.38%, 01/15/15(5)	35,000	34,535
Public Service Co. of New Mexico, 7.95%, 05/15/18(5)	5,000	5,144
		128,366
Electronics: 1.2%
Celestica, Inc., 7.63%, 07/01/13(5)	90,000	86,400

Food: 1.3%
Tyson Foods, Inc., 6.85%, 04/01/16(5)	100,000	90,874

Forest Products & Paper: 2.7%
Arbitibi Consolidated Co., 6.00%, 06/20/13(5)	110,000	49,500
Catalyst Paper Corp., 8.63%, 06/15/11(5)	165,000	140,250
		189,750
Healthcare-Services: 3.2%
Tenet Healthcare Corp., 9.88%, 07/01/14(5)	225,000	226,125

Home Builders: 2.1%
K Hovnanian Enterprises, Inc., 7.50%, 05/15/16(5)	65,000	43,225
Pulte Homes, Inc., 5.20%, 02/15/15(5)	130,000	105,950
		149,175
Pharmaceuticals: 1.2%
Wyeth, 5.50%, 02/01/14(5)	85,000	85,687

Telecommunications: 1.5%
Sprint Nextel Corp., 6.00%, 12/01/16(5)	125,000	107,500

TOTAL CORPORATE BONDS (cost $2,731,017)		$2,565,009

FEDERAL AND FEDERALLY SPONSORED CREDIT: 12.8%
Federal Home Loan Mortgage Corp.
Gold Pool, 6.00%, 4/1/38(2)	$275,000	$277,750
Gold Pool, 6.50%, 4/1/38(2)	225,000	231,891
		509,641
Federal National Mortgage Association
15 Year, 5.00%, 4/1/23(2)	325,000	321,344
30 Year, 5.50%, 4/1/38(2)	75,000	73,922
		395,266

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDIT SECURITIES (cost $902,934)		$904,907

OTHER MORTGAGE RELATED SECURITIES: 8.1%
Collateralized Mortgage Obligations: 6.8%
Banc of America Alternative Loan Trust, 5.75%, 06/25/37(5)	$54,114	$50,063
Banc of America Funding Corp., 6.09%, 09/20/46(4)(5)	65,703	63,912
Countrywide Home Loan Mortgage Pass Through Trust, 5.35%, 03/20/36(5)	44,888	35,195
First Horizon Alternative Mortgage Securities, 6.00%, 01/25/35(5)	52,725	49,496
Indymac Index Mortgage Loan Trust, 5.81%, 06/25/37(4)(5)	36,492	27,283
WaMu Mortgage Pass Through Certificates, 6.61%, 11/25/36(4)(5)	63,399	59,823
Wells Fargo Alternative Loan Trust, 6.25%, 11/25/37(5)	106,361	99,486
Wells Fargo Alternative Loan Trust, 6.00%, 11/25/22(5)	96,472	92,492
		477,750
Commercial Mortgages: 1.3%
JP Morgan Chase Commercial Mortgage Securities Corp., 5.43%, 12/12/43(5)	100,000	94,720

TOTAL OTHER MORTGAGE RELATED SECURITIES (cost $582,443)		$572,470

UNITED STATES GOVERNMENT: 6.3%
United States Treasury Bond, 6.88%, 08/15/25	$60,000	$76,500
United States Treasury Note, 4.50%, 02/15/16	225,000	236,689
United States Treasury Note, 4.25%, 08/15/14	125,000	130,591
		443,780

TOTAL UNITED STATES GOVERNMENT (cost $447,063)		$443,780

SHORT-TERM INVESTMENTS: 20.5%
Repurchase Agreement: 20.5%
State Street & Trust Repurchase Agreement, (Dated 6/30/2008),	$1,452,062	$1,452,062
due 7/1/2008, 0.90%, [Collateralized by $1,855,000, Freddie Mac Strip,
2.71%, 05/15/36 (Market Value $1,481,288)] (proceeds $1,452,098).(3)

TOTAL SHORT-TERM INVESTMENTS (cost $1,452,062)		$1,452,062

	TOTAL INVESTMENTS IN SECURITIES (cost $8,598,654*): 112.4%			$7,952,055
	Liabilities in excess of Other Assets: (12.4)%			(877,148)
	NET ASSETS: 100.0%			$7,074,907

	Percentages are based on Net Assets.

	(1) In default.
	(2) Security purchased on a delayed delivery or when-issued basis. Rate shown is as of issue date.
	(3) Security pledged as collateral for when-issue purchase commitments outstanding as of June 30, 2008.
	(4) Floating rate or variable rate security. Rate shown is as June 30, 2008.
	(5) Callable.
	(6) Non-income producing security.
	(7)Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the
Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered pursuant to another exemption from registration.) The market values of these securities total
	$32,956, which represents 0.47% of total net assets.
ADR	American Depositary Receipt

*The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows[1]:

	Cost of investments	$ 8,598,654
	Gross unrealized appreciation		$ 82,037
	Gross unrealized depreciation		$ (728,636)
	Net unrealized appreciation	$ (646,599)

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s
	most recent semi-annual or annual report.

Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS - June 30, 2008 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES: 3.2%
Equipment: 3.2%
Airplanes Pass Through Trust, 2.85%, 03/15/19(4)(5)	$932,901	$839,611
Airplanes Pass Through Trust, 3.02%, 03/15/19(4)(5)	2,965,000	1,571,450
DVI Receivables Corp., 2.98%, 03/14/11(4)(5)	3,102,323	1,613,208
Lease Investment Flight Trust, 2.86%, 07/15/31(4)	3,285,000	1,938,150
		5,962,419

TOTAL ASSET BACKED SECURITIES (cost $7,491,429)		$5,962,419

	Share
COMMON STOCK: 1.1%	Amount	Value
Forest Products & Paper: 1.1%
Tembec, Inc.(6)	612,699	$2,066,642

TOTAL EQUITIES (cost $7,095,182)		$2,066,642

	Principal
	Amount	Value
CORPORATE BONDS: 71.0%
Advertising: 2.4%
Interpublic Group of Companies., Inc., 6.25%, 11/15/14(5)	$5,320,000	$4,601,800

Auto Parts & Equipment: 1.9%
American Axle & Manufacturing, Inc., 5.25%, 02/11/14(5)	2,465,000	1,737,825
Lear Corp., 5.75%, 08/01/14(5)	300,000	219,000
Visteon Corp., 7.00%, 03/10/14(5)	2,845,000	1,550,525
		3,507,350
Banks and Thrifts: 7.8%
National City Corp., 4.90%, 01/15/15	4,135,000	3,144,965
SunTrust Banks, Inc., 5.25%, 11/05/12	1,615,000	1,579,048
USB Capital IX, 6.19%, 04/15/49(4)(5)	3,795,000	2,884,200
Washington Mutual, Inc., 4.63%, 04/01/14(5)	6,925,000	5,055,250
Washington Mutual, Inc., 7.25%, 11/01/17	2,690,000	1,987,237
		14,650,700
Building Materials: 3.7%
Masco Corp., 6.13%, 10/03/16(5)	2,230,000	2,020,681
Mohawk Industries, Inc., 6.13%, 01/15/16(5)	2,780,000	2,657,711
USG Corp., 6.30%, 11/15/16(5)	2,635,000	2,121,175
		6,799,567

Cable / Media: 4.8%
Comcast Corp., 5.85%, 11/15/15(5)	1,385,000	1,355,918
Historic TW, Inc., 9.13%, 01/15/13	450,000	494,137
Knight-Ridder, Inc., 5.75%, 09/01/17(5)	5,935,000	3,886,345
Knight-Ridder, Inc., 9.88%, 04/15/09	18,000	18,135
The McGraw Hill Cos, Inc., 5.90%, 11/15/17(5)	1,075,000	1,061,256
Viacom, Inc., 6.25%, 04/30/16(5)	2,250,000	2,173,214
		8,989,005
Commercial Services: 1.9%
Quebecor World Capital Corp., 6.13%, 11/15/13(1)(5)	9,700,000	3,540,500

Computers: 2.9%
Unisys Corp., 12.50%, 01/15/16(5)	5,320,000	5,320,000

Diversified Financial Services: 19.2%
American General Finance Corp., 5.90%, 09/15/12	2,430,000	2,341,548
CIT Group, Inc., 7.63%, 11/30/12(4)	3,405,000	2,830,161
CIT Group, Inc., 6.10%, 03/15/67(4)(5)	2,035,000	935,612
Countrywide Financial Corp., 5.80%, 06/07/12	11,850,000	11,204,839
Ford Motor Credit Co., 7.25%, 10/25/11	3,945,000	3,057,221
GMAC LLC, 6.88%, 09/15/11	6,250,000	4,491,075
GMAC LLC, 6.75%, 12/01/14	3,415,000	2,255,420
Regions Bank/Birmingham AL, 7.50%, 05/15/18	620,000	616,786
Residential Capital LLC, 9.63%, 05/15/15(5)(7)	7,892,000	3,827,620
SLM Corp., 5.00%, 10/01/13	4,990,000	4,314,673
		35,874,955
Electric Utilities: 2.1%
Commonwealth Edison Co., 5.95%, 08/15/16(5)	1,355,000	1,348,187
FirstEnergy Corp., 6.45%, 11/15/11(5)	240,000	246,264
Nisource Finance Corp., 5.25%, 09/15/17(5)	2,050,000	1,818,081
Xcel Energy, Inc., 7.00%, 12/01/10(5)	425,000	443,371
		3,855,903
Electronics: 2.4%
Celestica Inc., 7.63%, 07/01/13(5)	3,550,000	3,408,000
Sanmina-SCI Corp., 8.13%, 03/01/16(5)	1,120,000	1,008,000
		4,416,000
Food: 3.6%
Chiquita Brands International, Inc., 7.50%, 11/01/14(5)	1,485,000	1,210,275
Pilgrims Pride Corp., 7.63%, 05/01/15(5)	1,500,000	1,233,750
Tyson Foods, Inc., 6.60%, 04/01/16(5)	4,615,000	4,193,849
		6,637,874
Forest Products & Paper: 4.6%
Abiti-Consolidated Co. of Canada, 6.00%, 06/20/13(5)	3,950,000	1,777,500
Catalyst Paper Corp., 8.63%, 06/15/11(5)	4,950,000	4,207,500
Norske Skogindustrier ASA, 7.00%, 06/26/17	695,000	700,426
Tembec Industries, Inc., 10.08%, 02/12/12	2,088,750	1,920,397
		8,605,823

Healthcare-Services 3.7%
Tenet Healthcare Corp., 9.88%, 07/01/14(5)	6,835,000	6,869,175

Home Builders: 6.3%
Centex Corp., 6.50%, 5/01/16(5)	3,165,000	2,642,775
K Hovnanian Enterprises, Inc., 7.50%, 05/15/16(5)	1,885,000	1,253,525
Lennar Corp., 5.60%, 05/31/15(5)	4,320,000	3,159,000
Pulte Homes, Inc., 5.20%, 02/15/15(5)	3,490,000	2,844,350
Toll Brothers Finance Corp., 5.15%, 05/15/15(5)	2,170,000	1,879,229
		11,778,879
Insurance: 0.1%
Unum Group., 7.63%, 03/01/11(5)	120,000	124,609

Leisure Time: 0.2%
Royal Caribbean Cruises Ltd., 7.00%, 06/15/13	425,000	376,125

Miscellaneous Manufacturing: 0.2%
Bombardier, Inc., 6.30%, 05/01/14(5)	400,000	382,000

Semiconductors: 0.3%
MagnaChip Semiconductor S.A., 8.00%, 12/15/14(5)	1,340,000	515,900

Telecommunications: 2.9%
Citizens Communications Co., 9.25%, 05/15/11(5)	525,000	543,375
Nextel Communications, Inc., 5.95%, 03/15/14(5)	1,180,000	946,950
Sprint Nextel Corp., 6.00%, 12/01/16(5)	2,595,000	2,231,700
Verizon New York, Inc., 6.88%, 04/01/12(5)	1,590,000	1,658,205
		5,380,230

TOTAL CORPORATE BONDS (cost $145,313,020)		$132,226,395

FEDERAL AND FEDERALLY SPONSORED CREDIT: 5.0%
Federal Home Loan Mortgage Corp.
Pool #847645, 5.67%, 12/01/36	$874,322	$879,503
Pool #1Q0339, 5.72%, 04/01/37	1,445,683	1,472,446
30 Year Gold, 6.00%, 12/01/99(2)	3,525,000	3,560,250
		5,912,199
Federal National Mortgage Association
30 Year, 5.50%, 12/01/99(2)	1,420,000	1,399,587
Pool #852435, 5.56%, 02/01/36	662,239	671,242
		2,070,829
Small Business Administration
Small Business Administration Participation Certificates, 5.38%, 03/10/17(5)	816,301	803,061
Small Business Administration Participation Certificates, 5.87%, 05/01/26(5)	435,244	447,107
		1,250,168

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDIT SECURITIES (cost $9,227,692)		$9,233,196

OTHER MORTGAGE RELATED SECURITIES: 18.0%
Collateralized Mortgage Obligations: 7.8%
Banc of America Alternative Loan Trust, 5.75%, 06/25/37(5)	$4,045,053	$3,742,199
Countrywide Home Loans, 5.35%, 03/20/36(4)(5)	2,122,558	1,664,230
First Horizon Alternative Mortgage Securities, 6.00%, 01/25/35(5)	4,295,980	4,032,852
Indymac Index Mortgage Loan Trust, 5.81%, 06/25/37(4)(5)	2,964,981	2,216,735
Wells Fargo Alternative Loan Trust, 6.00%, 11/25/22(5)	2,631,045	2,522,515
Wells Fargo Mortgage Backed Securities Trust, 6.13%, 10/25/36(4)(5)	242,770	234,542
		14,413,073
Commercial Mortgages: 2.3%
JP Morgan Chase Commercial Mortgage Securities, 5.43%, 12/12/43(5)	4,595,000	4,352,397

Sub-Prime Mortgages: 7.9%
Argent Securities, Inc., 3.68%, 11/25/34(4)(5)	1,765,000	1,326,908
Countrywide Asset-Backed Certificates, 3.33%, 04/25/35(4)(5)	1,810,000	1,300,143
Countrywide Asset-Backed Certificates, 3.53%, 12/25/34(4)(5)	1,810,000	1,448,994
First Franklin Mortgage Loan Asset Backed Certificates, 3.43%, 10/25/34(4)(5)	2,345,000	1,926,938
J.P. Morgan Mortgage Acquisition Corp., 2.65%, 04/25/36(4)(5)	4,260,000	3,895,179
Park Place Securities, Inc., 5.88%, 12/25/35(4)(5)	1,641,444	257,295
Structured Asset Investment Loan Trust, 2.86%, 07/25/35(4)(5)	4,654,000	4,532,871
		14,688,328

TOTAL OTHER MORTGAGE RELATED SECURITIES (cost $36,300,658)		$33,453,798

SHORT-TERM INVESTMENTS: 3.6%
Repurchase Agreement: 3.6%
State Street & Trust Repurchase Agreement, (Dated 6/30/2008),	$6,680,649	$6,680,649
due 07/01/08, 0.90%, [Collateralized by $7,815,000, Freddie Mac Strips,
2.81%, 05/15/36 and $715,000, Freddie Mac 2.81%, 05/15/36, (Market
Value $6,815,719)] (proceeds $6,680,816).(3)

TOTAL SHORT-TERM INVESTMENTS (cost $6,680,649)		$6,680,649

TOTAL INVESTMENTS IN SECURITIES (cost $212,108,629*): 101.9%		$189,623,099
Liabilities in excess of Other Assets: (1.9)%		(3,527,900)
NET ASSETS: 100.0%		$186,095,199

Percentages are based on Net Assets.
(1) In default.
(2) Security purchased on a delayed delivery or when-issued basis. Rate shown is as of issue date.
(3) Security pledged as collateral for when-issue purchase commitments outstanding as of June 30, 2008.
(4) Floating rate or variable rate security. Rate shown is as June 30, 2008.
(5) Callable.
(6) Non-income producing security.
(7) Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the
Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered pursuant to another exemption from registration.) The market values of these securities total
$3,827,620, which represents 2.06% of total net assets.

*The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows[1]:

Cost of investments	$ 212,108,629
Gross unrealized appreciation		$ 4,806,620
Gross unrealized depreciation		$ (27,292,150)
Net unrealized depreciation	$ (22,485,530)

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)  /s/ Debra McGinty-Poteet
  Debra McGinty-Poteet, President

Date  8/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Debra McGinty-Poteet
 Debra McGinty-Poteet, President

Date  8/28/08

By (Signature and Title)*  /s/ Gary Iwamura
 Gary Iwamura, Treasurer

Date  8/28/08

* Print the name and title of each signing officer under his or her signature.